Note 10 - Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
7
– Debt

Successor Company Debt
As of
March 31, 2017,
the Company had
no
debt outstanding.

Deerfield Facility
In
2014,
we entered into the Deerfield Facility Agreement, a
$35
million
five
-year senior secured convertible credit facility with Deerfield due
March 31, 2019.
Deerfield had the right to convert the principal amount of the related notes (the “Notes”) into shares of our common stock (“Conversion Shares”) at a per share price equal to
$0.52.
In addition, we granted to Deerfield the option to require the Company to redeem up to
33.33%
of the total amount drawn under the facility, together with any accrued and unpaid interest thereon, on each of the second, third, and fourth
anniversaries of the closing, with the option right triggered upon the Company
’s net revenues failing to be equal to or in excess of certain quarterly milestone amounts. We also granted Deerfield the option to require us to apply
35%
of the proceeds received by us in equity-raising transaction(s) to redeem outstanding principal and interest of the Notes, provided that the first
$10
million so raised by us would be exempt from this put option. We entered into a security agreement which provided, among other things, that our obligations under the Notes would be secured by a first
priority security interest, subject to customary permitted liens, on all of our assets.

Under the terms of the facility, we also issued stock purchase warrants to purchase up to
97,614,999
shares of our common stock at an initial exercise price of
$0.52
per share (subject to adjustments). We also entered into a registration rights agreement pursuant to which we filed a registration statement to register the resale of the Conversion Shares and the shares underlying the stock purchase warrants.

As of
January 26, 2016 (
the date of our voluntary filing for bankruptcy protection), we were in default under the Deerfield Facility Agreement, and Deerfield had the right to demand repayment of the entire amount owed to them, including accrued interest. The total amount owing under the Deerfield Facility Agreement, including accrued interest, was compromised by the Bankruptcy Court. This amount of approximately
$38.3
million and the
$5.75
million outstanding under the DIP Credit Agreement (as defined below) was settled as of the Effective Date through the issuance of
29,038
shares of our Series A Preferred Stock, and the assignment to Deerfield of all rights, title, and interest under the Arthrex Agreement, including the rights to receive royalty payments thereunder. Because the amounts owed to Deerfield pursuant to the Deerfield Facility Agreement were subject to compromise and, in fact, subsequently were compromised by the Court, we stopped accruing interest on the debt effective
January 26, 2016.

Debtor-in-Possession Financing
On
January 28, 2016,
the Bankruptcy Court entered an interim order approving the Company's debtor-in-possession financing (“DIP Financing”) pursuant to terms set forth in a senior secured, super-priority debtor-in-possession credit agreement (the “DIP Credit Agreement”), dated as of
January 28, 2016,
by and among the Company, as borrower, each lender from time to time party to the DIP Credit Agreement, including, but not
limited to Deerfield Private Design Fund II, L.P., Deerfield Private Design International II, L.P., and Deerfield Special Situations Fund, L.P. (collectively, the “Deerfield Lenders”), and Deerfield Mgmt, L.P., as administrative agent (the “DIP Agent”) for the Deerfield Lenders. The Deerfield Lenders comprised
100%
of the lenders under the then-existing Deerfield Facility Agreement.

On
March 9, 2016,
the Bankruptcy Court approved on a final basis the Company's motion for approval of the DIP Credit Agreement and use of cash collateral, and approved a Waiver and First Amendment to the DIP Credit Agreement (the “Waiver and First Amendment”) with the Deerfield Lenders and DIP Agent, pursuant to which the DIP Credit Agreement was approved to include certain amendments, including to set forth the material terms of the proposed restructuring of the prepetition and post-petition secured debt, unsecured debt, and equity interests of the Company, the terms of which were eventually effected pursuant to the Plan of Reorganization (as defined below). The Waiver and First Amendment provided for senior secured loans in the aggregate principal amount of up to
$6,000,000
in post-petition financing (collectively, the “DIP Loans”).

We received
$5.75
million in gross proceeds from the DIP Financing in the period from
January 1, 2016
through
May 4, 2016,
and incurred approximately
$0.3
million in issuance costs. In accordance with the Plan of Reorganization, as of the Effective Date, the DIP Credit Agreement was terminated.

Note
10
– Debt

Successor Company Debt
As of
December 31, 2016,
the Company had
no
debt outstanding.

Predecessor Company Debt
Deerfield Facility
In
2014,
we entered into the Deerfield Facility Agreement, a
$35
million
five
-year senior secured convertible credit facility with Deerfield due
March 31, 2019.
Deerfield had the right to convert the principal amount of the related notes (the “Notes”) into shares of our common stock (“Conversion Shares”) at a per share price equal to
$0.52.
In addition, we granted to Deerfield the option to require the Company to redeem up to
33.33%
of the total amount drawn under the facility, together with any accrued and unpaid interest thereon, on each of the second, third, and fourth
anniversaries of the closing, with the option right triggered upon the Company
’s net revenues failing to be equal to or in excess of certain quarterly milestone amounts. We also granted Deerfield the option to require us to apply
35%
of the proceeds received by us in equity-raising transaction(s) to redeem outstanding principal and interest of the Notes, provided that the first
$10
million so raised by us would be exempt from this put option. We entered into a security agreement which provided, among other things, that our obligations under the Notes would be secured by a first
priority security interest, subject to customary permitted liens, on all of our assets.

Under the terms of the facility, we also issued stock purchase warrants to purchase up to
97,614,999
shares of our common stock at an initial exercise price of
$0.52
per share (subject to adjustments). We also entered into a registration rights agreement pursuant to which we filed a registration statement to register the resale of the Conversion Shares and the shares underlying the stock purchase warrants. As a result of certain non-standard anti-dilution provisions and cash settlement features, we classify the detachable stock purchase warrants and the conversion option embedded in the Notes as derivative liabilities. The derivative liabilities were recorded initially at their estimated fair value and as a result, we recognized a total debt discount on the convertible notes of
$34.8
million. We re-measure the warrants and the conversion option to fair value at each balance sheet reporting date; the estimated fair value of the warrant liability was de minimis
at
March 31, 2016
and
December 31, 2015.
Certain debt issuance costs, in the form of warrants and fees, were recorded as deferred debt issuance costs. The issuance costs include a yield enhancement fee, for which we issued
2,709,677
shares of the Company’s common stock in
2014,
with a fixed value of approximately
$1.1
million. As a result of the default and our assessment that we would not
be able to cure the causes of the default, as of
December 31, 2015,
we accelerated the amortization of the debt discount and deferred financing costs associated with the Deerfield credit facility (see discussion below).

Under the Deerfield Facility Agreement, we were required to maintain a compensating cash balance of
$5,000,000
in deposit accounts subject to control agreements in favor of the lenders, and we were required to pay to Deerfield accrued interest of approximately
$2.6
million on
October 1, 2015.
We were unable to meet these requirements, and on both
December 4
and
18,
2015,
we entered into consent letters with the Deerfield Lenders to modify the Deerfield Facility Agreement and waive the compliance violations for a limited period. Under the terms of the
December 18, 2015
consent letter: (i) solely during the period between
December 18, 2015
and
January 7, 2016,
the amount of cash that was required to be maintained in a deposit account subject to control agreements in favor of the Company
’s senior lenders was reduced from
$5,000,000
to
$500,000;
and (ii) the date for payment of the accrued interest amount originally payable on
October 1, 2015,
was extended to
January 7, 2016.
The continued effectiveness of the consent letter was conditioned upon the Company’s continued engagement of a Chief Restructuring Officer, and providing the Deerfield Lenders with all relevant business contracts, agreements, and vendor relationships for the Aurix and Angel product lines by
December 28, 2015;
the Company’s failure to do either would result in an immediate default under the Deerfield Facility Agreement. The consent letter contained various customary representations and warranties.

As of
January 26, 2016 (
the date of our voluntary filing for bankruptcy protection), we were in default under the Deerfield Facility Agreement, and Deerfield had the right to demand repayment of the entire amount owed to them, including accrued interest. As a result of the default and our assessment that we would not
be able to cure the causes of the default, as of
December 31, 2015,
we accelerated the amortization of the debt discount and deferred financing costs associated with the Deerfield credit facility, and at
December 31, 2015,
we classified the entire Deerfield Facility Agreement as a current liability. The total amount owing under the Deerfield Facility Agreement, including accrued interest, was compromised by the Bankruptcy Court. This amount of approximately
$38.3
million and the
$5.75
million outstanding under the DIP Credit Agreement (as defined below) was settled as of the Effective Date through the issuance of
29,038
shares of our Series A Preferred Stock, and the assignment to Deerfield of all rights, title, and interest under the Arthrex Agreement, including the rights to receive royalty payments thereunder. Because the amounts owed to Deerfield pursuant to the Deerfield Facility Agreement were subject to compromise and, in fact, subsequently were compromised by the Court, we stopped accruing interest on the debt effective
January 26, 2016.

Debtor-in-Possession Financing
On
January 28, 2016,
the Bankruptcy Court entered an interim order approving the Company's debtor-in-possession financing (“DIP Financing”) pursuant to terms set forth in a senior secured, super-priority debtor-in-possession credit agreement (the “DIP Credit Agreement”), dated as of
January 28, 2016,
by and among the Company, as borrower, each lender from time to time party to the DIP Credit Agreement, including, but not
limited to Deerfield Private Design Fund II, L.P., Deerfield Private Design International II, L.P., and Deerfield Special Situations Fund, L.P. (collectively, the “Deerfield Lenders”), and Deerfield Mgmt, L.P., as administrative agent (the “DIP Agent”) for the Deerfield Lenders. The Deerfield Lenders comprised
100%
of the lenders under the then-existing Deerfield Facility Agreement.

On
March 9, 2016,
the Bankruptcy Court approved on a final basis the Company's motion for approval of the DIP Credit Agreement and use of cash collateral, and approved a Waiver and First Amendment to the DIP Credit Agreement (the “Waiver and First Amendment”) with the Deerfield Lenders and DIP Agent, pursuant to which the DIP Credit Agreement was approved to include certain amendments, including to set forth the material terms of the proposed restructuring of the prepetition and post-petition secured debt, unsecured debt, and equity interests of the Company, the terms of which were eventually effected pursuant to the Plan of Reorganization (as defined below). The Waiver and First Amendment provided for senior secured loans in the aggregate principal amount of up to
$6,000,000
in post-petition financing (collectively, the “DIP Loans”).

We received
$5.75
million in gross proceeds from the DIP Financing in the period from
January 1, 2016
through
May 4, 2016,
and incurred approximately
$0.3
million in issuance costs. In accordance with the Plan of Reorganization, as of the Effective Date, the DIP Credit Agreement was terminated.